UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended     MARCH 31, 2005
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DRAKE CAPITAL MANAGEMENT, LLC
                  ------------------------------
Address:          660 MADISON AVENUE, 16TH FLOOR
                  ------------------------------
                  NEW YORK, NY 10021
                  ------------------------------


Form 13F File Number:  028-10670
                     ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             STACEY L. FELLER
                  -----------------------------
Title:            CHIEF FINANCIAL OFFICER
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


 /s/ Stacey L. Feller                New York, NY               MAY 12, 2005
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ----------------
Form 13F Information Table Entry Total:            61
                                         ----------------

Form 13F Information Table Value Total:    $  741,700
                                         ----------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE



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

                                                FORM 13F INFORMATION TABLE

        COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION        BOND        00130HAN5    1,702   1,700,000  PRN          SOLE                       1,700,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ATMI. INC.             BOND        00207RAC5   28,431  25,158,000  PRN          SOLE                      25,158,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HOLDINGS
INC                    BOND        00949PAB4   19,382  18,000,000  PRN          SOLE                      18,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLOY, INC.            BOND        019855AB1   11,471  11,500,000  PRN          SOLE                      11,500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP INC        BOND        04269QAB6   28,416  19,500,000  PRN          SOLE                      19,500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ARTESYN TECHNOLOGIES
INC                    BOND        043127AB5   15,710  12,010,000  PRN          SOLE                      12,010,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC   BOND        07556QAL9   10,857   8,750,000  PRN          SOLE                       8,750,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
BUNGE LTD FIN CORP     BOND        120568AE0   35,399  21,000,000  PRN          SOLE                      21,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CABLE DESIGN
TECHNOLOGIES COMPANY   BOND        126924AB5   11,664   8,500,000  PRN          SOLE                       8,500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES RIVER
LABORATORIES INC       BOND        159863AL3    6,067   5,000,000  PRN          SOLE                       5,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS
INC                    BOND        16117MAC1    2,132   2,250,000  PRN          SOLE                       2,250,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHURCH & DWIGHT INC    BOND        171340AC6   17,727  13,215,000  PRN          SOLE                      13,215,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES
INC                    BOND        210795PD6    1,437   1,750,000  PRN          SOLE                       1,750,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
COR THERAPEUTICS INC   BOND        217753AD4    1,667   1,675,000  PRN          SOLE                       1,675,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
DECODE GENETICS INC    BOND        243586ABO    3,235   4,000,000  PRN          SOLE                       4,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC     BOND        247361YP7    2,947   7,065,000  PRN          SOLE                       7,065,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
DUPONT PHOTOMASKS INC  BOND        26613XAE1   12,770  12,050,000  PRN          SOLE                      12,050,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
EQUINOX INC            BOND        29444UAE6    6,635   5,500,000  PRN          SOLE                       5,500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEEN RES INC     BOND        299900AB6   27,174  15,000,000  PRN          SOLE                      15,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
GREY GLOBAL GROUP INC  BOND        39787MAB4   21,250  17,000,000  PRN          SOLE                      17,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC    BOND        402040AC3   33,017  20,000,000  PRN          SOLE                      20,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME
TECHNOLOGIES INC       BOND        459902AL6   33,716  52,500,000  PRN          SOLE                      52,500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------

                                                FORM 13F INFORMATION TABLE

        COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP   BOND        477143AC5    8,923   9,000,000  PRN          SOLE                       9,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
LABOR READY INC        BOND        505401AB5   38,700  15,020,000  PRN          SOLE                      15,020,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP            BOND        526057AF1   40,477  50,000,000  PRN          SOLE                      50,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS
INC                    BOND        53219LAE9    2,563   2,500,000  PRN          SOLE                       2,500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC         BOND        552880AB2    4,463   6,000,000  PRN          SOLE                       6,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
MAGNA ENTERTAINMENT
CORP                   BOND        559211AC1   11,369  11,269,000  PRN          SOLE                      11,269,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERWORKS INC        BOND        586002AB3      642     560,000  PRN          SOLE                         560,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM
PHARMACEUTICALS INC    BOND        599902AB9   10,899  10,831,000  PRN          SOLE                      10,831,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS
INC                    BOND        65332VAY9    2,511   2,450,000  PRN          SOLE                       2,450,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
PRG-SCHULTZ
INTERNATIONAL INC      BOND        69357CAA5    7,660   8,000,000  PRN          SOLE                       8,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
POWERWAVE
TECHNOLOGIES INC       BOND        739363AB5    1,938   2,000,000  PRN          SOLE                       2,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS
TELECOMMUNICATIONS
GROUP                  BOND        741929AL7      416     500,000  PRN          SOLE                         500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS
TELECOMMUNICATIONS
GROUP                  BOND        741929AN3    8,785  16,000,000  PRN          SOLE                      16,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
QLT INC                BOND        746927AB8    5,957   6,000,000  PRN          SOLE                       6,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC     BOND        75952BAD7   20,970  15,000,000  PRN          SOLE                      15,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEROLOGICALS CORP      BOND        817523AB9    5,366   3,000,000  PRN          SOLE                       3,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC     BOND        858119AD2   53,717  26,000,000  PRN          SOLE                      26,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL
GROUP SA               BOND        902118BF4   81,963  55,000,000  PRN          SOLE                      55,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC        BOND        93317QAC9   35,956  14,500,000  PRN          SOLE                      14,500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ZENITH NATIONAL INS
CORP                   BOND        989390AH2   38,171  18,000,000  PRN          SOLE                      18,000,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP   OPTION      01859P609    1,918     200,000  SH    PUT    SOLE                         200,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLOY, INC.            OPTION      019855105    1,764     300,000  SH    CALL   SOLE                         300,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP            OPTION      04269Q100      396      57,300  SH    CALL   SOLE                          57,300.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES
INC                    OPTION      210795308      745      61,900  SH    PUT    SOLE                          61,900.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHURCH & DWIGHT CO
INC.                   OPTION      171340102    3,050      86,000  SH    CALL   SOLE                          86,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP    OPTION      370442105    1,470      50,000  SH    PUT    SOLE                          50,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEROLOGICALS CORP      OPTION      817523103      978      40,000  SH    CALL   SOLE                          40,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TRUST             OPTION      78462F103    4,129      35,000  SH    PUT    SOLE                          35,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO       EQUITY      277461109    3,672     112,800  SH           SOLE                         112,800.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STEEL
GROUP INC              EQUITY      460377104      790      20,000  SH           SOLE                          20,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------

                                                FORM 13F INFORMATION TABLE

        COLUMN 1      COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD    EQUITY      G3921A175      373      24,000  SH           SOLE                          24,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
HERBALIFE LTD          EQUITY      G4412G101        8         500  SH           SOLE                             500.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER
COMMUNICATIONS INC     BOND        16117MAC1    1,184   1,250,000  PRN          SOLE                       1,250,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
FAIRCHILD
SEMICONDUCTOR
INTL.                  BOND        303727AJ0      504     500,000  PRN          SOLE                         500,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
EMBRATEL               Sponsored
PARTICIPACOES SA       ADR PFD     29081N209    1,223     150,000  SH           SOLE                         150,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
HARMONY GOLD           Sponsored
MNG LTD                ADR         413216300    1,170     150,000  SH           SOLE                         150,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
PETROKAZAKHSTAN        Sponsored
INC                    ADR         71649P102    2,009      50,000  SH           SOLE                          50,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
OPEN JT STK CO -
VIMPEL COMMUNICATIONS  EQUITY      68370R109    2,065      60,000  SH           SOLE                          60,000.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------
EMBRATEL
PARTICIPACOES S A      RIGHT       29081N118        -     181,530  SH           SOLE                         181,530.00   0     0
-----------------------------------------------------------------------------------------------------------------------------------